Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Prepayment for decoration	$—	$402,596
Prepaid rental expense	5,102,955	1,612,417
VAT deductibles	1,899,768	—
Income tax receivable	339,893	1,047,675
Prepayment for equipment	234,943	671,455
Deposit	131,930	135,636
Others	69,889	52,589
Prepaid expenses and other current assets	$7,779,378	$3,922,368